Lease (Details) - Schedule of minimum future annual payments under non-cancellable leases - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Minimum Future Annual Payments Under Non Cancellable Leases [Abstract]
2023		$ 374,478
2024		389,613
2025		348,837
2026		56,916
2027
Total future minimum lease payments, undiscounted		1,169,844
Less: Imputed interest	$ 7,728	8,703
Present value of future minimum lease payments	$ 1,098,760	$ 1,161,141